Label	Element	Value
Innovator U.S. Equity Buffer ETF - September | SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $5.65 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.30%
Innovator U.S. Equity Buffer ETF - September | SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $563.70 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.40%
Innovator U.S. Equity Buffer ETF - September | SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $648.34 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.30%)
Innovator U.S. Equity Buffer ETF - September | SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $512.95 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.60%)